Financial instruments and financial risk management - Maturity profile (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	(0.01%)	0.04%	0.19%
Financial liabilities	€ 5,264.1	€ 5,030.9	€ 5,343.4
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.54%	1.65%	2.20%
Financial liabilities	€ 3,170.8	€ 3,501.7	€ 3,286.5
Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	189.4	229.3	290.9
Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	95.5	213.3	399.7
Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	201.3	120.2	303.1
Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	930.4	227.5	139.4
Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,754.2	€ 2,711.4	€ 2,153.4
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.90%	0.84%	0.71%
Financial liabilities	€ 792.2	€ 882.8	€ 736.5
Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	245.2	226.6	159.0
Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	200.5	215.8	166.2
Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	222.3	170.3	153.5
Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	103.5	191.5	106.0
Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 20.7	€ 78.6	€ 151.8
Secured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.56%	1.91%	2.68%
Financial liabilities	€ 350.4	€ 353.8	€ 450.8
Secured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	84.8	96.2	97.1
Secured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	59.9	71.7	96.1
Secured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	46.9	46.6	71.7
Secured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	48.1	33.4	46.6
Secured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	110.7	105.9	139.3
Secured long term debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	719.7	1,059.0	1,279.4
Secured long term debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	196.4	216.0	237.0
Secured long term debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	193.4	214.9	329.5
Secured long term debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	174.6	212.3	248.6
Secured long term debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	118.8	193.8	170.4
Secured long term debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 36.5	€ 222.0	€ 293.9
Unsecured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.33%	1.37%	1.48%
Financial liabilities	€ 2,566.7	€ 2,515.2	€ 1,727.5
Unsecured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	24.0	13.5	7.1
Unsecured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	24.0	13.2	7.1
Unsecured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	24.0	13.2	7.1
Unsecured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	867.0	13.2	7.1
Unsecured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,627.7	€ 2,462.1	1,699.1
Debt swapped from floating to fixed [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 74.4		€ 827.0
Debt swapped from floating to fixed [Member] | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.37%	2.59%	3.23%
Financial liabilities	€ 74.4	€ 393.4	€ 827.0
Debt swapped from floating to fixed [Member] | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	14.0	60.1	144.9
Debt swapped from floating to fixed [Member] | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	14.4	61.7	234.0
Debt swapped from floating to fixed [Member] | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	14.9	63.3	157.7
Debt swapped from floating to fixed [Member] | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	15.3	64.9	85.7
Debt swapped from floating to fixed [Member] | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	15.8	143.4	204.7
Debt swapped from floating to fixed [Member] | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(74.4)	(393.4)	(827.0)
Debt swapped from floating to fixed [Member] | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(14.0)	(60.1)	(144.9)
Debt swapped from floating to fixed [Member] | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(14.4)	(61.7)	(234.0)
Debt swapped from floating to fixed [Member] | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(14.9)	(63.3)	(157.7)
Debt swapped from floating to fixed [Member] | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(15.3)	(64.9)	(85.7)
Debt swapped from floating to fixed [Member] | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ (15.8)	€ (143.4)	€ (204.7)
Long term debt after swaps | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.45%	1.57%	2.15%
Financial liabilities	€ 2,991.5	€ 3,262.4	€ 3,005.3
Long term debt after swaps | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	122.8	169.8	249.1
Long term debt after swaps | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	98.3	146.6	337.2
Long term debt after swaps | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	85.8	123.1	236.5
Long term debt after swaps | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	930.4	111.5	139.4
Long term debt after swaps | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,754.2	€ 2,711.4	€ 2,043.1
Long term debt after swaps | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.85%	0.49%	0.41%
Financial liabilities	€ 645.3	€ 665.6	€ 452.4
Long term debt after swaps | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	182.4	155.9	92.1
Long term debt after swaps | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	179.0	153.2	95.5
Long term debt after swaps | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	159.7	149.0	90.9
Long term debt after swaps | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	103.5	128.9	84.7
Long term debt after swaps | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 20.7	€ 78.6	€ 89.2
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.97%	2.74%	2.83%
Financial liabilities	€ 179.3	€ 239.3	€ 281.2
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	66.6	59.5	41.8
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(2.8)	66.7	62.5
Finance leases | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 115.5	(2.9)	66.6
Finance leases | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 116.0
Finance leases | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 110.3
Finance leases | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.14%	1.01%	1.09%
Financial liabilities	€ 146.9	€ 217.2	€ 284.1
Finance leases | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.8	70.7	66.9
Finance leases | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	21.5	62.6	70.7
Finance leases | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.6	21.3	62.6
Finance leases | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		62.6	21.3
Finance leases | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			62.6
Current and non-current maturities of debt [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3,963.0	4,384.5	4,023.0
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	434.6	455.9	449.9
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	296.0	429.1	565.9
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	423.6	290.5	456.6
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,033.9	419.0	245.4
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,774.9	€ 2,789.9	€ 2,305.2